Restructuring (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Informational Technology Enablement [Member]	Sep. 30, 2013 Informational Technology Enablement [Member] Minimum [Member]	Sep. 30, 2013 Informational Technology Enablement [Member] Maximum [Member]	Nov. 30, 2012 Restructuring Plan 2013 [Member] employee	Sep. 30, 2013 Restructuring Plan 2013 [Member] employee	Sep. 30, 2013 Restructuring Plan 2013 [Member] Asset Impairments [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member] Minimum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member] Maximum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Minimum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Maximum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Consulting, Program Management and Other Charges [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Consulting, Program Management and Other Charges [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Consulting, Program Management and Other Charges [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member] Minimum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member] Maximum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member] Minimum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member] Maximum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Obsolescence Charges for Non-Core Inventory [Member] Cost of Sales [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Consulting and Program Management [Member] Minimum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Consulting and Program Management [Member] Maximum [Member]	Sep. 30, 2012 Household Products Restructuring [Member]	Sep. 30, 2012 Household Products Restructuring [Member] Other Restructuring [Member]	Sep. 30, 2012 Household Products Restructuring [Member] Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated, percentage											10.00%
Expected number of positions eliminated											1,500
Number of positions eiminated												1,400
Restructuring and Related Cost, Expected Cost																																$ 20	$ 25
Expected cost remaining																10	20			40	50								5	15					20	30
Restructuring charges if allocated to segments																		43				42	6	1	36	9	2
Restructuring Reserve [Roll Forward]
Restructuring reserve					2.8							2.8			0				0									2.8
Restructuring charges	1.2	0.3	0.4	(7.6)	0	(6.8)	79.0	3.4	15.0	25.0		139.3	19.3	23.6	42.9				49.3									47.1			5.2			6.1			(6.8)	6.0	13.0
Other												(0.1)			0				(0.1)									0
Cash												(78.5)			0				(32.9)									(45.6)
Non-Cash												(42.9)			(42.9)				0									0
Restructuring reserve		$ 2.8			$ 20.6	$ 2.8						$ 20.6			$ 0				$ 16.3									$ 4.3